Note 6 - Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Shareholders' Equity and Share-based Payments [Text Block]
6.  Stockholders’ Equity

Stock-based compensation expenses related to the Company’s employee stock purchase plan and stock plans were allocated as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Cost of Design-to-silicon-yield solutions	$3,914	$3,419	$2,736
Research and development	2,275	1,709	1,583
Selling, general and administrative	3,567	3,419	2,374
Stock-based compensation expense	$9,756	$8,547	$6,693

The stock-based compensation expense for the year ended December 31, 2015, 2014, and 2013 in the table above includes expense related to cash-settled stock appreciation rights (“SARs”) granted to certain employees which totaled to a credit of $(5,000), an expense of $34,000 and an expense of $102,000, respectively. The Company accounted for these awards as a liability and the amount was included in accrued compensation and related benefits.

Stock-based compensation is estimated at the grant date based on the award’s fair value and is recognized on a straight-line basis over the vesting periods, generally four years.  As stock-based compensation expense recognized is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company has elected to use the Black-Scholes-Merton option-pricing model, which incorporates various assumptions including volatility, expected life and interest rates. The expected volatility is based on the historical volatility of the Company’s common stock over the most recent period commensurate with the estimated expected life of the Company’s stock options. The expected life of an award is based on historical experience and on the terms and conditions of the stock awards granted to employees. The interest rate assumption is based upon observed Treasury yield curve rates appropriate for the expected life of the Company’s stock options.

The fair value of equity awards granted was estimated on the date of grant with the following weighted average assumptions:

	Stock Plans			Employee Stock Purchase Plan
	2015	2014	2013	2015	2014	2013
Expected life (in years)	4.5	4.6	4.8	1.25	1.25	1.25
Volatility	45.8%	44.0%	54.1%	50.1%	33.4%	45.3%
Risk-free interest rate	1.37%	1.54%	1.03%	0.34%	0.21%	0.19%
Expected dividend	—	—	—	—	—	—

On December 31, 2015, the Company had in effect the following stock-based compensation plans:

Stock Plans
 —  At the annual meeting of stockholders on November 16, 2011, the Company’s stockholders approved the 2011 Stock Incentive Plan, which was amended and restated at the 2014 annual meeting of stockholders on May 28, 2014, when the Company’s stockholders approved the First Amended and Restated 2011 Stock Incentive Plan, and then subsequently amended at the 2014 annual meeting of stockholders on May 27, 2014, when the Company’s stockholders approved the Second Amended and Restated 2011 Incentive Plan (as amended, the “2011 Plan”). Under the 2011 Plan, the Company may award stock options, stock appreciation rights, stock grants or stock units covering shares of the Company's common stock to employees, directors, non-employee directors and contractors. The aggregate number of shares reserved for awards under this plan is 6,550,000 shares, plus up to 3,500,000 shares previously issued under the 2001 Plan that are forfeited or repurchased by the Company or shares subject to awards previously issued under the 2001 Plan that expire or that terminate without having been exercised or settled in full on or after November 16, 2011. In case of awards other than options or stock appreciation rights, the aggregate number of shares reserved under the plan will be decreased at a rate of 1.33 shares issued pursuant to such awards. The exercise price for stock options must generally be at prices no less than the fair market value at the date of grant. Stock options generally expire ten years from the date of grant and become vested and exercisable over a four-year period.

In 2001, the Company adopted a 2001 Stock Plan (the “2001 Plan”). In 2003, in connection with its acquisition of IDS Systems Inc., the Company assumed IDS’ 2001 Stock Option / Stock Issuance Plan (the “IDS Plan”). Both of the 2001 and the IDS Plans expired in 2011. Stock options granted under the 2001 and IDS Plans generally expire ten years from the date of grant and become vested and exercisable over a four-year period. Although no new awards may be granted under the 2001 or IDS Plans, awards made under the 2001 and IDS Plans that are currently outstanding remain subject to the terms of each such plan.

As of December 31, 2015, 7.0 million shares of common stock were reserved to cover stock-based awards under the 2011 Plan, of which 3.2 million shares were available for future grant. The number of shares reserved and available under the 2011 Plan includes 0.4 million shares that were subject to awards previously made under the 2001 Plan and were forfeited, expired or repurchased by the Company after adoption of the 2011 Plan through December 31, 2015. As of December 31, 2015, there were no outstanding awards that had been granted outside of the 2011, 2001 or the IDS Plans (collectively, the "Stock Plans").

Additional information with respect to options under the Plans is as follows:

	Outstanding Options
	Number of Options (in thousands)	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding, January 1, 2013	3,810	6.91
Granted (weighted average fair value of $7.75 per share)	77	17.12
Exercised	(871)	6.13
Canceled	(114)	8.76
Expired	(22)	5.98
Outstanding, December 31, 2013	2,880	7.35
Granted (weighted average fair value of $6.66 per share)	28	17.40
Exercised	(509)	6.33
Canceled	(40)	10.03
Expired	(7)	7.41
Outstanding, December 31, 2014	2,352	7.65
Granted (weighted average fair value of $5.45 per share)	93	13.88
Exercised	(655)	7.70
Canceled	(23)	12.95
Expired	(3)	12.91
Outstanding, December 31, 2015	1,764	7.88	5. 14	$6,210
Vested and expected to vest, December 31, 2015	1,754	7.84	5. 12	$6,207
Exercisable, December 31, 2015	1,560	7.29	4.77	$6,040

The aggregate intrinsic value in the table above represents the total intrinsic value based on the Company’s closing stock price of $10.84 as of December 31, 2015, which would have been received by the option holders had all option holders exercised their options as of that date. The total intrinsic value of options exercised during the year ended December 31, 2015, 2014 and 2013 was $6.2 million, $6.7 million and $11.9 million.

As of December 31, 2015, there was $1.0 million of total unrecognized compensation cost, net of forfeitures, related to unvested stock options. That cost is expected to be recognized over a weighted average period of 1.93 years. The total fair value of options vested during the year ended December 31, 2015 was $1.5 million.

 Nonvested shares (restricted stock units) were as follows:

	Shares (in thousands)	Weighted- Average Grant-Date Fair Value
Nonvested, January 1, 2013	450	7.97
Granted	562	18.25
Vested	(217)	11.01
Forfeited	(36)	11.08
Nonvested, December 31, 2013	759	14.44
Granted	569	19.42
Vested	(350)	14.43
Forfeited	(37)	18.00
Nonvested, December 31, 2014	941	17.38
Granted	720	15.92
Vested	(453)	15.97
Forfeited	(42)	17.27
Nonvested, December 31, 2015
	1,166	17.03

As of December 31, 2015, there was $17.4 million of total unrecognized compensation cost related to restricted stock rights. That cost is expected to be recognized over a weighted average period of 2.67 years. Restricted stock units do not have rights to dividends prior to vesting.

Employee Stock Purchase Plan
 — In July 2001, the Company adopted a ten-year Employee Stock Purchase Plan (“Purchase Plan”) under which eligible employees can contribute up to 10% of their compensation, as defined in the Purchase Plan, towards the purchase of shares of PDF common stock at a price of 85% of the lower of the fair market value at the beginning of the offering period or the end of the purchase period. The Purchase Plan consists of twenty-four-month offering periods with four six-month purchase periods in each offering period. Under the Purchase Plan, on January 1 of each year, starting with 2002, the number of shares reserved for issuance will automatically increase by the lesser of (1) 675,000 shares, (2) 2% of the Company’s outstanding common stock on the last day of the immediately preceding year, or (3) the number of shares determined by the board of directors. At the annual meeting of stockholders on May 18, 2010, the Company's stockholders approved an amendment to the Purchase Plan to extend it through May 17, 2020. As of December 31, 2015, 6.2 million shares of the Company’s common stock have been reserved for issuance under the Purchase Plan. During 2015, 2014 and 2013, the number of shares issued were 110,000, 114,000 and 184,000, respectively, at a weighted average price of $12.57, $12.62 and $7.16 per share, respectively. As of December 31, 2015, 2.8 million shares were available for future issuance under the Purchase Plan. The weighted average estimated fair value of shares granted under the Purchase Plan during 2015, 2014 and 2013 was $5.51, $6.41 and $5.56 per share, respectively. As of December 31, 2015, there was $1.0 million of unrecognized compensation cost related to the Purchase Plan. That cost is expected to be recognized over a weighted average period of 1.58 years.

Stock Repurchase Program
 — On October 21, 2014, the Board of Directors adopted a two-year program, effective immediately, to repurchase up to $25.0 million of the Company’s common stock both on the open market and in privately negotiated transactions. During the year ended December 31, 2015, the Company repurchased 1,089,773 shares under this program. As of December 31, 2015, 1,089,773 shares had been repurchased at an average price of $13.33 per share under this program for a total purchase of $14.5 million, and $10.5 million remained available for future repurchases.